Notes Payable (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 08, 2019	Nov. 27, 2018	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Notes Payable (Textual)
Original issue discount promissory note		$ 55,000
Note interest rate		10.00%
Proceeds received				$ 2,226,000
Interest rate		5.00%		130.00%
Amortized interest expense			$ 3,056
Discount amortized		$ 5,000
Discount amount				$ 69,832		$ 135,640
Debt instrument, description		The note matures on or before the earlier of (i) the 90th day subsequent to the issuance date of the note, and (ii) the Company's receipt of a minimum of $1,000,000 as a result of the Company closing the sale (the "financing") of any equity or debt securities of the Company (either, a "Maturity Date").
Issuance of preferred shares
Description of notes payable						Pre-Merger Recruiter.com had issued three notes totaling $250,000. Of these, two notes totaling $150,000 were held by shareholders. The notes bore interest at 25% per year and were due on January 28, 2018. These notes were not extended and were due on demand. The notes were collateralized by certain marketable securities held by Pre-Merger Recruiter.com. Effective March 31, 2019, the notes and related accrued interest totaling $383,947 were cancelled in connection with the issuance of the Series E preferred stock to the Recruiter.com shareholders and the note holders were allocated shares of the Series E Preferred Stock.
Borrowed issued		$ 50,000
February 2019 [Member]
Notes Payable (Textual)
Original issue discount promissory note	$ 10,000
Interest rate	5.00%
Amortized interest expense			29,467
Company borrowed from an institutional investor	$ 45,005
Discount amount	$ 10,000
Debt instrument, description	RGI borrowed $45,005, net of original issue discount of $10,000 and other deductions of $4,995, from an institutional investor and issued the investor a $60,000 Original Issue Discount Promissory Note (the "February Note"). The February Note bears interest at 5% per annum and matures on the earlier of (i) 90 days after issuance, or (ii) RGI's receipt of a minimum of $1,000,000 as a result of RGI closing the sale (the "financing") of any equity or debt securities. RGI may cause the holder to convert all principal and interest owed under the February Note into securities of RGI identical to those offered to investors in the $1,000,000 financing.
Warrants to purchase of common stock	75,000
Exercisable period	5 years
Initial exercise price	$ 1.60
Description of debt discount	We valued the warrants at $42,000 based on its relative fair value and recorded that amount as debt discount.
Stock Options and Warrants [Member]
Notes Payable (Textual)
Amortized interest expense			1,379
Total principal amount			$ 115,000
Issuance of preferred shares			389,036